Debt, HSBC Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) Installment	Jun. 30, 2025 USD ($)	Feb. 07, 2023 EUR (€)
Debt Instrument [Line Items]
Fair value of debt outstanding | $		$ 261,824
SOFR [Member]
Debt Instrument [Line Items]
Variable rate	4.30%	4.30%
EURIBOR [Member]
Debt Instrument [Line Items]
Variable rate	2.15%	2.15%
HSBC Facility [Member]
Debt Instrument [Line Items]
Face amount			€ 14,340,000
Number of payment installments | Installment	28
Frequency of periodic payment	quarterly
Installment payment	€ 358,500
Balloon payment payable at maturity	€ 4,302,000
Asset cover ratio up to August 2025	167.00%
Asset cover ratio from August 2025 to August 2027	182.00%
Asset cover ratio from August 2027 onwards	200.00%
Minimum term of time charter assigned as security	30 days
Term for minimum free liquidity of interest service	3 months
HSBC Facility [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%
HSBC Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt servicing coverage ratio	1.2